SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2019
Supplemental Disclosure With Respect To Cash Flows [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

21. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Year ended
	December 31,	December 31,
	2019	2018

Net changes in non-cash working capital:
Accounts receivable	$1,600	$7,303
Inventories	511	(3,304)
Prepaid expenses	(598)	(793)
Accounts payable and accrued liabilities	(94)	421
Income taxes payable	(2,103)	865
	$(684)	$4,492

Non-cash financing and investing activities:
Reclamation included in mineral property, plant and equipment	-	63
Fair value of exercised options allocated to share capital	177	131

Other cash disbursements:
Income taxes paid	3,439	3,449
Special mining duty paid	1,670	1,012